Derivative Instruments and Hedging Activities - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Interest Rate Swaps And Cross Currency Swaps Agreement [Member] USD ($)	Jan. 23, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Jan. 23, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member] NOK	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member] USD ($)	Dec. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member] Derivatives not designated as a cash flow hedge [Member] USD ($)	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Warrant [Member] Derivatives not designated as a cash flow hedge [Member] USD ($)	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Maximum [Member] Warrant [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Warrant [Member] Tranche One [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Warrant [Member] Tranche Two [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Warrant [Member] Tranche Three [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Minimum [Member] Warrant [Member] Tranche Four [Member]
Derivative [Line Items]
Interest rate swaps, Description of Objective	The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company's exposure to interest rate variability on its outstanding floating-rate debt.
Purchase of common stock					5.0
Equity method investment, ownership interest	16.05%				20.00%	20.00%
Issuance of equity private placement				$ 250,000,000
Equity method investment					50,000,000
Number of shares available through exercise of stock purchase warrant											1.5
Fixed price of stock purchase warrants, per share							61.67	$ 10.00
Fair market value of the shares												77.08	92.50	107.91	123.33
Consecutive trading days							10 days
Derivatives not designated as a cash flow hedge	14,415,000	69,797,000							9,314,000	6,800,000
Fair value asset amount of interest rate swaps and cross currency swaps			0
Fair value liability amount of interest rate swaps and cross currency swaps			487,800,000
Restricted cash			$ 85,500,000